BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	Apr. 30, 2015	Jul. 31, 2014	Jul. 25, 2014	Apr. 30, 2014	Jul. 31, 2013
Change in Accounting Estimate [Line Items]
Percentage Of Vat Proceeds Received From Customers	17.00%	17.00%
Foreign Currency Exchange Rate, Translation	7.7513	7.7497			7.7558
Foreign Currency Weighted Average Exchange Rate, Translation	7.7540	7.7545		7.7556	7.7560
Percentage Of Service Fees Payable		100.00%	100.00%
Subsidiaries in PRC [Member]
Change in Accounting Estimate [Line Items]
Foreign Currency Exchange Rate, Translation	6.2018	6.2164
Foreign Currency Weighted Average Exchange Rate, Translation	6.1824	6.1025		6.1168